Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Loan Losses by Loan Components

The allocation of the allowance for loan losses by loan components at December 31, 2013 and 2012 was as follows:

	Construction & Development	1-4 Family Residential	Nonfarm, Nonresidential	Commercial and Industrial	Consumer	Other	Total
2013

Allowance for credit losses:
Beginning balance	$86,300	$668,700	$801,999	$1,604,510	$198,789	$42,800	$3,403,098
Charge-offs	—	(26,967)	(238,541)	(87,374)	(79,667)	—	(432,549)
Recoveries	587	401	2,426	52,433	29,389	—	85,236
Provision	(13,887)	(24,505)	187,166	139,393	32,798	(1,400)	319,565

Ending balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350

Ending balance: individually evaluated for impairment	$—	$10,829	$131,950	$206,162	$—	$—	$348,941

Ending balance: collectively evaluated for impairment	$73,000	$606,800	$621,100	$1,502,800	$181,309	$41,400	$3,026,409

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Loans Receivable:
Ending balance	$6,353,787	$40,203,978	$60,316,018	$66,612,984	$5,685,407	$3,842,901	$183,015,075

Ending balance: individually evaluated for impairment	$318,111	$337,767	$2,912,421	$2,499,531	$—	$—	$6,067,830

Ending balance: collectively evaluated for impairment	$6,035,676	$39,866,211	$57,403,597	$64,113,453	$5,685,407	$3,842,901	$176,947,245

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

2012

Allowance for credit losses:
Beginning balance	$103,200	$836,860	$865,854	$1,808,260	$210,807	$55,600	$3,880,581
Charge-offs	(7,286)	(298,012)	(21,831)	(710,645)	(165,914)	—	(1,203,688)
Recoveries	379	872	84,340	150,462	18,860	—	254,913
Provision	(9,993)	128,980	(126,364)	356,433	135,036	(12,800)	471,292

Ending balance	$86,300	$668,700	$801,999	$1,604,510	$198,789	$42,800	$3,403,098

Ending balance: individually evaluated for impairment	$—	$—	$319,699	$195,410	$—	$—	$515,109

Ending balance: collectively evaluated for impairment	$86,300	$668,700	$482,300	$1,409,100	$198,789	$42,800	$2,887,989

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Loans Receivable:
Ending balance	$4,873,512	$36,091,051	$48,993,867	$75,914,072	$6,703,363	$4,111,464	$176,687,329

Ending balance: individually evaluated for impairment	$86,567	$284,884	$3,185,880	$2,373,175	$—	$195,989	$6,126,495

Ending balance: collectively evaluated for impairment	$4,786,945	$35,806,167	$45,807,987	$73,540,897	$6,703,363	$3,915,475	$170,560,834

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—

Impaired Loans Individually Evaluated by Class of Loan

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2013 and 2012:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2013
With no related allowance recorded:
Construction and development	$318,111	$318,111	$—	$320,260	$21,825
1-4 family residential	263,562	263,562	—	261,364	21,295
Nonfarm, nonresidential	2,095,645	2,165,883	—	2,144,605	120,322
Commercial and industrial	1,359,371	1,561,253	—	1,393,077	71,409
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	4,036,689	4,308,809	—	4,119,306	234,851

With an allowance recorded:
Construction and development	$—	$—	$—	$—	$—
1-4 family residential	74,205	74,205	10,829	77,144	4,300
Nonfarm, nonresidential	816,776	816,776	131,950	930,060	24,653
Commercial and industrial	1,140,160	1,140,160	206,162	1,163,698	47,393
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	2,031,141	2,031,141	348,941	2,170,902	76,346

Combined:
Construction and development	$318,111	$318,111	$—	$320,260	$21,825
1-4 family residential	337,767	337,767	10,829	338,508	25,595
Nonfarm, nonresidential	2,912,421	2,982,659	131,950	3,074,665	144,975
Commercial and industrial	2,499,531	2,701,413	206,162	2,556,775	118,802
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	$6,067,830	$6,339,950	$348,941	$6,290,208	$311,197

2012
With no related allowance recorded:
Construction and development	$86,567	$86,567	$—	$87,668	$4,898
1-4 family residential	284,884	284,884	—	287,802	19,798
Nonfarm, nonresidential	1,381,111	1,381,111	—	1,396,123	81,741
Commercial and industrial	1,372,796	1,547,284	—	1,312,662	67,194
Consumer	—	—	—	—	—
Other loans	195,989	195,989	—	199,895	18,025

	3,321,347	3,495,835	—	3,284,150	191,656

With an allowance recorded:
Construction and development	$—	$—	$—	$—	$—
1-4 family residential	—	—	—	—	—
Nonfarm, nonresidential	1,804,769	1,826,600	319,699	1,813,156	70,705
Commercial and industrial	1,000,379	1,000,379	195,410	1,006,640	39,320
Consumer	—	—	—	—	—
Other loans	—	—	—	—	—

	2,805,148	2,826,979	515,109	2,819,796	110,025

Combined:
Construction and development	$86,567	$86,567	$—	$87,668	$4,898
1-4 family residential	284,884	284,884	—	287,802	19,798
Nonfarm, nonresidential	3,185,880	3,207,711	319,699	3,209,279	152,446
Commercial and industrial	2,373,175	2,547,663	195,410	2,319,302	106,514
Consumer	—	—	—	—	—
Other loans	195,989	195,989	—	199,895	18,025

	$6,126,495	$6,322,814	$515,109	$6,103,946	$301,681

Class of Aging Analysis Recorded Investment in Loans

The following table presents an age analysis of past due loans as of December 31, 2013 and 2012:

	30-59 Days Past Due	60-89 Days Past Due	90 Days Plus Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing
2013

Construction and development	$—	$—	$—	$—	$6,353,787	$6,353,787	$—
1-4 family residential	544,559	165,244	173,786	883,589	39,320,389	40,203,978	—
Nonfarm, nonresidential	193,411	336,036	791,148	1,320,595	58,995,423	60,316,018	—
Commercial and industrial	84,145	2,528	929,552	1,016,225	65,596,759	66,612,984	15,837
Consumer	103,463	68,767	20,742	192,972	5,492,435	5,685,407	19,602
Other loans	—	—	—	—	3,842,901	3,842,901	—

Total	$925,578	$572,575	$1,915,228	$3,413,381	$179,601,694	$183,015,075	$35,439

Percentage of total loans	0.51%	0.31%	1.05%	1.87%	98.13%	100.00%

Non-accruals included above
Construction and development	$—	$—	$—	$—	$70,058	$70,058
1-4 family residential	29,269	—	173,786	203,055	190,032	393,087
Nonfarm, nonresidential	85,646	—	791,148	876,794	1,222,090	2,098,884
Commercial and industrial	—	—	913,715	913,715	321,592	1,235,307
Consumer	259	547	1,141	1,947	1,044	2,991
Other loans	—	—	—	—	—	—

	$115,174	$547	$1,879,790	$1,995,511	$1,804,816	$3,800,327

2012

Construction and development	$73,572	$—	$—	$73,572	$4,799,940	$4,873,512	$—
1-4 family residential	380,731	—	324,357	705,088	35,385,963	36,091,051	292,583
Nonfarm, nonresidential	711,408	197,479	386,160	1,295,047	47,698,820	48,993,867	—
Commercial and industrial	256,672	53,391	429,226	739,289	75,174,783	75,914,072	377,494
Consumer	172,379	28,922	13,643	214,944	6,488,419	6,703,363	13,643
Other loans	—	—	—	—	4,111,464	4,111,464	—

Total	$1,594,762	$279,792	$1,153,386	$3,027,940	$173,659,389	$176,687,329	$683,720

Percentage of total loans	0.90%	0.16%	0.65%	1.71%	98.29%	100.00%

Non-accruals included above
Construction and development	$73,572	$—	$—	$73,572	$12,995	$86,567
1-4 family residential	84,838	—	31,775	116,613	359,129	475,742
Nonfarm, nonresidential	—	89,322	386,160	475,482	1,690,633	2,166,115
Commercial and industrial	—	—	51,731	51,731	760,662	812,393
Consumer	1,612	—	—	1,612	2,306	3,918
Other loans	—	—	—	—	195,990	195,990

	$160,022	$89,322	$469,666	$719,010	$3,021,715	$3,740,725

Loans by Credit Quality Indicator

Loans by credit quality indicator are provided in the following table.

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2013

Construction and development	$6,353,787	$6,283,729	$70,058	$—	$—
1-4 family residential	40,203,978	39,586,647	617,331	—	—
Nonfarm, nonresidential	60,316,018	58,188,799	2,022,868	104,351	—
Commercial and industrial	66,612,984	64,556,331	2,056,653	—	—
Consumer	5,685,407	5,684,245	1,162	—	—
Other loans	3,842,901	3,842,901	—	—	—

	$183,015,075	$178,142,652	$4,768,072	$104,351	$—

	100.0%	97.3%	2.6%	0.1%	—%

Guaranteed portion of loans

Construction and development	$73,000	$73,000	$—	$—	$—
1-4 family residential	673,854	629,939	43,915	—
Nonfarm, nonresidential	26,835,404	26,063,658	771,746	—	—
Commercial and industrial	19,589,284	18,737,759	851,525	—	—
Consumer	—	—	—	—	—
Other loans	544,195	544,195	—	—	—

	$47,715,737	$46,048,551	$1,667,186	$—	$—

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2012

Construction and development	$4,873,512	$4,786,945	$86,567	$—	$—
1-4 family residential	36,091,051	35,755,061	335,990	—	—
Nonfarm, nonresidential	48,993,867	47,500,758	1,230,275	262,834	—
Commercial and industrial	75,914,072	74,878,901	1,035,171	—	—
Consumer	6,703,363	6,696,475	6,888	—	—
Other loans	4,111,464	3,915,474	195,990	—	—

	$176,687,329	$173,533,614	$2,890,881	$262,834	$—

	100.0%	98.2%	1.6%	0.2%	—%

Guaranteed portion of loans

Construction and development	$—	$—	$—	$—	$—
1-4 family residential	752,677	752,677	—	—	—
Nonfarm, nonresidential	19,855,775	19,654,773	201,002	—	—
Commercial and industrial	22,001,515	21,354,422	647,093	—	—
Consumer	—	—	—	—	—
Other loans	508,363	508,363	—	—	—

	$43,118,330	$42,270,235	$848,095	$—	$—

TDRs for which Allowance for Loan Losses Measured

	For the year ended December 31, 2013				For the year ended December 31, 2012
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Construction and development	—	$—	$—	1	$237,883	$237,883
1-4 Family residential	1	55,336	55,336	1	113,743	116,438
Nonfarm, nonresidential	1	145,219	145,219	1	96,028	96,028
Commercial and industrial	1	22,065	22,065	2	343,060	343,060

Summary of Troubled Debt Restructurings on Financing Receivables Subsequent Default

	For the year ended December 31, 2012		For the year ended December 31, 2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Troubled Debt Restructurings That
Subsequently Defaulted During the Period:
Construction and development	—	$—	—	$—
1-4 Family residential	—	—	—	—
Nonfarm, nonresidential	—	—	1	262,832
Commercial and industrial	—	—	—	—